Basic and Diluted Earnings Per Share - Schedule of Basic And Diluted Earnings Per Share Attributable to the Shareholders (Detail)
$ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares	Dec. 31, 2021 SGD ($) $ / shares shares
Earnings per share [line items]
Earnings for the purposes of basic and diluted earnings per share (profit for the year attributable to owners of the Group)	$ 91,119	$ 120,149	$ 104,936	$ 103,841
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	144,785,247	144,785,247	145,298,557	128,803,824
Effect of dilutive potential ordinary shares:
Effect of vesting of employee share awards	40,466	40,466		26,310
Weighted average number of ordinary shares for the purposes of diluted earnings per share	144,825,713	144,825,713	145,298,557	128,830,134
Basic earnings per share | (per share)	$ 0.63	$ 0.83	$ 0.72	$ 0.81
Diluted earnings per share | (per share)	$ 0.63	$ 0.83	$ 0.72	$ 0.81